Provisions for Retirement Benefit Obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for Retirement Benefit Obligations
Demographic changes	€ (27)	€ 14	€ 32
Changes in actuarial assumptions	109	(63)	(129)
Total	€ 82	€ (49)	€ (96)
Discount rate	1.00%	0.35%	0.70%